Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	201 7	201 6
Federal:
Current	$911	$888
Deferred	(65)	(185)
Change in corporate tax rate	297	--
Total federal	1,143	703
State, current	62	33
Total	$1,205	$736

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 7	201 6
Federal income tax at statutory rate	$907	$759
State tax, net of federal benefit	42	22
Stock compensation expense	(21)	(21)
Change in corporate tax rate	297	--
Other	(20)	(24)
Total	$1,205	$736

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 1 7	20 1 6
Deferred tax assets:
Allowance for loan losses	$380	$546
Stock-based compensation	13	25
Interest on non-accrual loans	5	6
Unrealized loss on investment securities available for sale	4	19
Deferred loan fees	176	235
Organization cost	1	2
Total deferred tax assets	579	833

Deferred tax liabilities:
Bank premises and equipment	(94)	(103)
Intangible	(5)	(3)
Total deferred tax liabilities	(99)	(106)

Net Deferred Tax Asset	$480	$727